Subsequent events (Details Narrative)	1 Months Ended
Feb. 22, 2019 shares
Subsequenty Event [Member] | Directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issuable as shares based compensations to related party	1,077,010